Contributed surplus (Schedule of Weighted Average Assumptions) (Details) - Years	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	1.81%	2.02%
Expected volatility	64.00%	77.00%
Expected life (years)	4.2	4.2
Forfeiture rate	5.00%	5.00%